Segmental and Revenue Analysis (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of segmental and revenue analysis
	For the Years Ended December 31,
	2019	2018	2017
Products	$2,152,846	$1,387,955	$3,771,573
Projects	16,906,709	6,223,293	4,425,596
Services	4,657,423	18,362,715	7,995,334
Net revenues	23,716,978	25,973,963	16,192,503
Products – related parties	796,121	304,938	229,367
Projects – related parties	13,060,893	20,761,803	8,917,627
Net revenues from related parties	13,857,014	21,066,741	9,146,994
Total net revenues	$37,573,992	$47,040,704	$25,339,497